SCHEDULE OF DEFERRED TAX ASSETS (LIABILITIES) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 140,835	$ 154,881	$ 179,577
Accrued warranty	51	80	72
Accrued expenses	11,095	11,559	9,984
Investment loss	695	575	627
Inventory impairment	3,029	4,139	6,435
Fixed assets impairment provision	973	1,868	1,757
Bad debts	80		24
Accrued payroll	13,088	15,228	18,640
Depreciation			360
Subtotal	169,846	188,330	217,476
Fair value change of fixed assets	(10,321)	(12,272)	(14,337)
Fair value change of intangible assets	(3,763)	(3,979)	(4,433)
Total deferred tax liabilities	(14,084)	(16,251)	(18,770)
Net deferred tax assets	155,762	172,079	198,706
Less: valuation allowance	(155,762)	(172,079)	(198,706)
Deferred tax assets, net of valuation allowance